Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property And Equipment
Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Schedule of Disaggregated Information of Revenues

	For the Years Ended December 31,
	2025		2024	2023
Geographic locations
Sales of marine fuels
China		$29,771,155	$13,339,546	$3,958,669
Hong Kong		10,593,903	4,001,824	3,886,888
Malaysia		78,485,394	44,073,880	8,577,514
Singapore		90,371,606	58,370,083	38,692,637
South Korea		8,594,496	6,105,287	1,533,270
United Arab Emirates		5,558,863	3,756,984	548,177
Vietnam		962,649	340,174	1,549,407
Thailand		3,641,697	4,693,086	1,998,602
Indonesia		4,365,274	4,348,622	180,898
Timor-Leste		-	2,553,700	-
India		9,057,960	1,721,256	759,286
Spain		7,252,415	1,123,811	332,559
Others		15,217,937	10,752,610	8,133,873

Subtotal		$263,873,349	$155,180,863	$70,151,780

Brokerage commissions
China	$		$-	$211,930
Singapore		13,539	-	209,221
South Korea		-	-	39,895
Others		698	12,150	172,702
Subtotal		$14,237	$12,150	$633,748

Total		$263,887,586	$155,193,013	$70,785,528